Income taxes - Changes net deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Net deferred tax balance, as of January 1	€ 3,502	€ 990	€ 1,562
Recognized in income statement, continuing operations	(394)	2,452	137
Recognized in other comprehensive income	51	56	(753)
Other	(3)	2	(6)
Translation differences	(8)	2	50
Net deferred tax balance, as of December 31	€ 3,148	€ 3,502	€ 990